Investment Objectives and Goals - MFS Emerging Markets Debt Local Currency Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Emerging Markets Debt Local Currency Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.